STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 8 – STOCK-BASED COMPENSATION

On January 1, 2017, 33.5 million stock options, with an exercise price of $0.0278 per share, were granted to 6 employees and 2 directors of the Company. The CEO was not included in the award. The stock options vested 50% on January 1, 2017, and 50% on January 1, 2018. The stock options are exercisable for seven years from the original grant date of January 1, 2017, until January 1, 2024.

On May 1, 2018, 500,000 stock options, with an exercise price of $0.065 per share were granted to an employee. The stock options vested on the issue date. The stock options are exercisable for approximately 7.5 years from the date of grant of May 1, 2018 to December 31, 2025.

On June 1, 2018, 67.5 million stock options, with an exercise price of $0.075 per share were granted to employees, directors and contractors. 18.5 million of the stock options vested on June 1, 2018, 24 million vested on June 1, 2019 and 25 million will vest on June 1, 2020 provided the holder continues to serve as an employee or a director on the vesting date. The stock options are exercisable for approximately 7.5 years from the grant date of June 1, 2018, to December 31, 2025. 49 million of these stock options were awarded from the Company’s 2018 Omnibus Incentive Plan and 18.5 million stock options were inducement awards.

On January 2, 2019 the Company issued 1 million stock options to a former employee and contractor. 50% of the stock options vested on the issue date and the remainder will vest in July 2019. The stock options were valued at approximately $35,000 to be recognized over the service period of seven months. The stock options are exercisable until December 31, 2025.

The fair value of the stock-options granted during 2018 and 2019 were determined using the Black Scholes valuation model with the following key assumptions:

Date of Grant	May 1, 2018	June 1, 2018	January 2, 2019
Number of Stock Options Granted	500,000	67,500,000	1,000,000
Stock Price	$0.065	$0.075	$0.045
Exercise Price	$0.065	$0.075	$0.045
Expected Life of Options	4.25 years	4.25 years	3.75 years
Risk Free Rate	2.74%	2.675%	2.51%
Volatility	145.21%	145.21%	126.37%

The following table summarizes the Company’s stock option activity during the nine months ended June 30, 2019:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In years)
Outstanding at September 30, 2018	103,500,000	$0.0605
Granted	1,000,000	0.0450
Exercised	—	—
Cancelled	—	—
Outstanding at June 30, 2019	104,500,000	$0.0604	5.82
Vested and expected to vest	104,500,000	$0.0604	5.82
Exercisable at June 30, 2019	79,000,000	$0.0559	5.82

There was approximately $0.4 million of intrinsic value for the options outstanding as of June 30, 2019. As of June 30, 2019, there was approximately $1.5 million of unrecognized stock-based compensation expense to be recognized over a period of 1 year.

Stock-based compensation cost is measured at the grant date, using the estimated fair value of the award, and is recognized over the required vesting period. The Company recognized $415,111 and $1,371,150 in stock based compensation during the three months ended June 30, 2019 and June 30, 2018, respectively. A portion of these costs, $229,255 and $585,858, were capitalized to unproved properties for the three months ended June 30, 2019 and June 30, 2018, respectively, with the remainder recorded as general and administrative expenses for each respective period. The Company recognized $1,217,214 and $1,464,534 in stock based compensation for nine months ended June 30, 2019 and 2018, respectively. A portion of these costs, $659,196 and $613,733, were capitalized to unproved properties for the nine months ended June 30, 2019 and 2018, respectively.

NOTE 10 – STOCK-BASED COMPENSATION

On January 1, 2017, 33.5 million stock options were granted to employees, officers and directors of the Company. The CEO was not included in the award. The stock options vested 50% on January 1, 2017 and 50% on January 1, 2018. The stock options are exercisable for seven years from the original grant date of January 1, 2017, until January 1, 2024.

In May 2018, 500,000 stock options were granted to an employee. In June 2018, 33.5 million stock options were granted to employees, officers and directors of the Company. The CEO was not included in the award. Approximately 33% of the stock options vested on June 1, 2018 and approximately 33% will vest on June 1, 2019 and 2020, respectively, provided that the option holder continues to serve as an employee or director on the vesting date. The stock options are exercisable from the original grant date until December 31, 2025.

Stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award, and is recognized over the vesting period. The Company recognized $1,857,531 and $653,669 in stock-based compensation expense for the years ended September 30, 2018 and 2017, respectively. A portion of these costs allocable to the Company’s exploration activities, $820,877 and $195,125 were capitalized to unproved properties and the remainder was recorded as general and administrative expenses, for the years ended September 30, 2018 and 2017, respectively.

The following table summarizes the Company’s stock option activity during the year ended September 30, 2018:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding at beginning of period	35,500,000	$0.033
Granted	68,000,000	0.075		—
Exercised	—	—		—
Cancelled	—	—		—
Outstanding at end of period	103,500,000	$0.0605	3.32	$1.2 million
Vested and expected to vest	103,500,000	$0.0605	3.32	$1.2 million
Exercisable at end of period	54,500,000	$0.0475	—	$1.3 million

The Company uses the Black-Scholes option-pricing model to estimate the fair value of options granted. The weighted-average fair values of stock options granted for the years ended September 30, 2018 and 2017 were based on the following assumptions at the date of grant as follows:

	2018	2017
Expected dividend yield	0%	0%
Expected stock price volatility	145.2%	127.2%
Risk-free interest rate	2.7%	1.71%
Expected life of options	7 years	4 years
Weighted-average grant date fair value	$0.065	$0.022

The Company used its historical stock trading price volatility for the last four years. The Company has no historical data regarding the expected life of the options and therefore used the simplified method of calculating the expected life. The risk free rate was calculated using the U.S. Treasury constant maturity rates similar to the expected life of the options, as published by the Federal Reserve. The Company has no plans to declare any future dividends.

As of September 30, 2018 there was $2.7 million of unrecognized stock-based compensation cost related to the stock option grants expected to be amortized over a weighted average period of three years.